Allowance for Loan Losses - Performing and Nonperforming Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Performing	$ 153,472	$ 156,305
Nonperforming		19
Total	153,472	156,324
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	140,481	145,879
Nonperforming		6
Total	140,481	145,885
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	4,448	1,730
Nonperforming
Total	4,448	1,730
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	8,543	8,696
Nonperforming		13
Total	$ 8,543	$ 8,709